FINANCIAL INSTRUMENTS BY CATEGORY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets
Financial assets

(Dollars in millions)	Financial assets at amortized cost	Financial assets at fair value through other comprehensive income
Trade receivables	$13.1	$—
Financial assets included in prepayments, other receivables and other assets (note 13)	229.1	—
Financial assets at fair value through other comprehensive income in other non-current assets (note 10)	—	5.0
Time deposits	46.7	—
Cash and cash equivalents	901.9	—
Total	$1,190.8	$5.0
Financial assets

(Dollars in millions)	Financial assets at amortized cost
Trade receivables	$6.4
Financial assets included in prepayments, other receivables and other assets (note 13)	114.1
Time deposits included in other non-current assets (note 10)	4.4
Time deposits	835.9
Cash and cash equivalents	286.7
Total	$1,247.5

Summary of Financial Liabilities
Financial liabilities

(Dollars in millions)	Financial liabilities at amortized cost
Trade payables	$83.0
Financial liabilities in other payables and accruals (note 15)	3.1
Collaboration interest-bearing advanced funding	319.1
Lease liabilities	94.6
Total	$499.8
Financial liabilities

(Dollars in millions)	Financial liabilities at amortized cost
Trade payables	$38.6
Financial liabilities included in other payables and accruals (note 15)	6.3
Collaboration interest-bearing advanced funding	301.2
Lease liabilities	49.4
Total	$395.5